Related-party transactions	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Related-party transactions
17.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors, and is applicable to all the Petrobras Group, in accordance with the Company’s by-laws.

In order to ensure the goals of the Company are achieved and align them with transparency of processes and corporate governance best practices, this policy guides Petrobras and its workforce while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions:

•	Prioritization of the Company’s interests regardless of the counterparty;

•	Arm’s length basis;

•	Compliance with market conditions, especially concerning terms, prices and guarantees or with adequate compensatory payment;

•	Accurate and timely disclosure in accordance with applicable authorities.

The Audit Committee must approve in advance transactions between the Company and its associates, the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, taking into account the materiality established by this policy. The Audit Committee reports monthly to the Board of Directors.

Transactions with entities controlled by key management personnel or by their close family members are also approved in advance by the Audit Committee regardless of the amount involved.

Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, which are under the scope of Board of Directors approval, must be preceded by the Audit Committee and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

17.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian federal government, which includes transactions with banks and other entities under its control, such as financing and banking, asset management and others.

The balances of significant transactions are set out in the following table:

	06.30.2018		12.31.2017
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	309	116	294	141
Petrochemical companies (associates)	40	22	59	16
Other associates and joint ventures	118	631	177	691

Subtotal	467	769	530	848

Brazilian government – Parent and its controlled entities
Government bonds	1,768	—	1,702	—
Banks controlled by the Brazilian Government	6,093	11,550	5,839	14,926
Receivables from the Electricity sector (note 7.4)	4,190	—	5,247	—
Petroleum and alcohol account—receivables from the Brazilian Government	215	—	251	—
Diesel Price Subsidy Program	153	—	—	—
Others	34	79	45	217

Subtotal	12,453	11,629	13,084	15,143

Pension plans	47	48	68	94

Total	12,967	12,446	13,682	16,085

Current	3,122	1,524	2,521	2,013
Non-Current	9,845	10,922	11,161	14,072

Total	12,967	12,446	13,682	16,085

The income/expenses of significant transactions are set out in the following table:

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Joint ventures and associates
State-controlled gas distributors (joint ventures)	523	1,067	603	1,075
Petrochemical companies (associates)	828	1,764	832	2,030
Other associates and joint ventures	(308)	(502)	(280)	(139)

Subtotal	1,043	2,329	1,155	2,966

Brazilian government – Parent and its controlled entities
Government bonds	21	52	36	71
Banks controlled by the Brazilian Government	(159)	(502)	(366)	(815)
Receivables from the Electricity sector (note 7.4)	729	807	211	405
Petroleum and alcohol account—receivables from the Brazilian Government	—	—	—	1
Diesel Price Subsidy Program	164	164	—	—
Others	24	84	68	138

Subtotal	779	605	(51)	(200)

Pension plans	—	—	—	—

Total	1,822	2,934	1,104	2,766

Revenues, mainly sales revenues	1,708	3,478	1,839	3,827
Purchases and services	(443)	(863)	(497)	(497)
Foreign exchange and inflation indexation charges, net	(67)	(151)	113	179
Finance income (expenses), net	624	470	(351)	(743)

Total	1,822	2,934	1,104	2,766

In addition to the aforementioned transactions, Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for hydrocarbons located in the pre-salt area limited to the production of five billion barrels of oil equivalent.

For detailed information on Assignment Agreement, see note 11.2.

17.2.	Diesel Price Subsidy Program

In the second quarter of 2018, the Company joined the two first phases of the Diesel Price Subsidy Program established by the Brazilian Federal Government pursuant to Provisional Measure 838, Decree 9,392 and Decree 9,403 of 2018. This program grants reimbursements to diesel producers and importers to the extent that their selling prices to the domestic distributors are equal or lower than prices determined by relevant regulation. The amount of this government grant results from the following parameters:

•	US$ 0.02 dollars (R$0.07) per liter of diesel sold from June 1 to June 7, 2018; and

•

Difference between reference price provided for by ANP (Preço de Referência—PR) and the sales price to domestic distributors (Preço de Comercialização—PC), limited to US$ 0.08 dollars (R$ 0.30) per liter, for diesel sales from June 8 to July 31, 2018.

The PR is driven by diesel international prices and U.S. dollar exchange rates. Differences falling above US$ 0.08 dollars in the second phase of the program will be held in the next program phase, the parameters of which are still pending regulation. In case of a lower PR when compared to PC, the program foresees reimbursement to the Brazilian Federal Government.

The Brazilian Federal Government established a US$ 2,539 threshold for this program (R$ 9,500 million), meaning that the subsidy will be ceased if the total grants provided for by the government meets such amount before December 31, 2018.

The settlement of the subsidy occurs to the extent the Company provides all necessary information to ANP in order to prove its fiscal regularity and prices of diesel sold in accordance with the relevant regulation. The period of the subsidy computation is up to thirty days and ANP must confirm the grant within nine business days after receiving all the necessary documentation.

Due to the complexity in meeting all the requirements in the first phase of the program, the company is seeking alternatives to prove to ANP that its sales prices were in accordance with relevant regulation during this phase, which will enable the recognition and collection of the subsidy in the amount of US$ 17.

Regarding the second phase of the program, the Company gathered and sent to ANP all information required to receive US$ 226 from sales from June 8 to July 7, 2018 and, at the date of the issue of these interim financial statements, the assessment of the documentation by this authority is ongoing. Such revenue recognition occurs when the diesel is sold and delivered to distributors and the right to the grant is recognized within current account receivables. Through June 30, 2018, the Company accounted for US$ 153 as accounting receivables from the program with respect to sales within the second phase (note 7.1).

On July 31, 2018, the Brazilian Federal Government enacted the Provisional Measure 847/2018 extending the program to December 31, 2018 with respect to sales of road diesel. In addition, the Decree 9,454 and ANP Resolution 738 enacted on July 31 and August 1, 2018, respectively, brought up new rules to govern the continuity of the program. The Company is assessing its adherence to the third phase of the program and, if it occurs until the fifth business day of the subsidy computation period, from August 1 to August 31, 2018, its effects will be applied retrospectively to August 1, 2018.

17.3.	Compensation of key management personnel

The total compensation of Executive Officers and Board Members of Petrobras parent company is set out as follows:

	Jan-Jun/2018			Jan-Jun/2017
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	1.9	0.2	2.1	2.0	0.2	2.2
Social security and other employee-related taxes	0.5	—	0.5	0.5	—	0.5
Post-employment benefits (pension plan)	0.1	—	0.1	0.2	—	0.2

Total compensation recognized in the statement of income	2.5	0.2	2.7	2.7	0.2	2.9

Average number of members in the period (*)	7.83	9.50	17.33	8.00	9.00	17.00

Average number of paid members in the period (**)	7.83	5.83	13.66	8.00	6.50	14.50

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.

In the first half of 2018, charges related to compensation of the board members and executive officers of the Petrobras group amounted to US$ 13 (US$ 12 in the first half of 2017).

The compensation of the Advisory Committees to the Board of Directors is apart from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Government, Board members who are also members of the Audit Committee are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 57 thousand in the first half of 2018 (US$ 68 thousand with social security and related charges).

The monthly compensation of Audit Committee members is fixed at 10% of monthly average executive officers’ compensation, excluding certain social security benefits and paid vacation.

In the first half of 2018, the Board of Directors approved the variable compensation program (PRV) of the Board of Executive Officers for the year 2018. The amount of compensation to be paid varies according to the percentage of achievement of the financial and operational targets. The program foresees compensations being disbursed through 5 years and may also trigger other compensations to officers from 2019 provided the achievement of certain prerequisites.

The Company’s General Shareholder’s Meeting held on April 26, 2018 determined the amount of US$ 8 as the threshold of executive officers and board members compensation for the period from April 2018 to March 2019, as well as approved the increase in the number of board members to 11.